Share Capital And Share Premium - Summary of Share Capital And Share Premium (Parenthetical) (Detail) ¥ in Thousands, ¥ / ADR in Millions		12 Months Ended
	Sep. 04, 2019 shares	Dec. 31, 2021 CNY (¥) ¥ / ADR shares
Disclosure Of Share Capital And Share Premium [Line Items]
Shares reserved under the existing share incentive plans | shares		35,644,803
Shares for the future exercise of share-based payment	15,000,000,000	8
Ordinary shares [member]
Disclosure Of Share Capital And Share Premium [Line Items]
Issuance of ordinary shares for share-based payment | ¥		¥ 517